Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 17,554	£ 15,840
Revenue recognized in deferred income	29	33
Customer return and rebate accruals	6,322	5,775
Estimated rebates, discounts or allowances payable to customers [member] | US Pharmaceuticals and vaccines [member]
Disclosure of trade and other payables [line items]
Customer return and rebate accruals	5,044	4,686
Associates and joint ventures [member]
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 0	£ 65